Unaudited Interim Condensed Consolidated Statement of Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net loss	€ (34,962)	€ (29,286)
Elements that may be reclassified subsequently to income (loss)
Currency translation adjustment	(16)	(30)
Elements that may not be reclassified subsequently to income (loss)
Remeasurement of defined benefits liabilities	25	(66)
Other comprehensive income (loss)	9	(96)
Total comprehensive income (loss)	€ (34,953)	€ (29,382)